DEBT FACILITIES - Non-recourse Debt (Details) £ in Millions, $ in Millions, $ in Millions	Mar. 31, 2018 USD ($)	Mar. 31, 2018 CAD ($)	Mar. 31, 2018 GBP (£)	Mar. 31, 2017 USD ($)	Mar. 31, 2017 CAD ($)	Mar. 31, 2017 GBP (£)
Disclosure of detailed information about borrowings [line items]
Debt		$ 1,260.9			$ 1,255.4
Term Loan, Between October 2020 and December 2021
Disclosure of detailed information about borrowings [line items]
Notional amount	$ 14.5			$ 18.7
Borrowings, interest rate	3.31%	3.31%	3.31%
Term Loan, April 2018
Disclosure of detailed information about borrowings [line items]
Notional amount | £			£ 0.7			£ 0.2
Borrowings, interest rate	13.50%	13.50%	13.50%
Term Loan, March 2028
Disclosure of detailed information about borrowings [line items]
Notional amount	$ 43.5			$ 47.1
Line of credit facility, maximum borrowing capacity		$ 12.0
Term Loan, Between June 2021 and December 2025
Disclosure of detailed information about borrowings [line items]
Notional amount		$ 22.3
London Interbank Offered Rate (LIBOR) | Term Loan, March 2028
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	2.50%	2.50%	2.50%
Non-recourse Debt
Disclosure of detailed information about borrowings [line items]
Debt		$ 86.0			62.6
Non-recourse Debt | Term Loan, April 2018
Disclosure of detailed information about borrowings [line items]
Debt		1.3			0.4
Non-recourse Debt | Term Loan, March 2028
Disclosure of detailed information about borrowings [line items]
Debt		55.8			62.2
Non-recourse Debt | Term Loan, Between June 2021 and December 2025
Disclosure of detailed information about borrowings [line items]
Debt		$ 28.9			$ 0.0